RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	12 Months Ended
Dec. 31, 2016
RELATED PARTY TRANSACTIONS AND BALANCES [Abstract]
Schedule of Related Party Balances, Loans
	December 31,
	2015	2016
Amounts due from related parties
Zhenjiang Daqo	$229,989	$1,449,824
Others	54,644	78,888

Total	$284,633	$1,528,712

Schedule of Related Party Balances, Payables
	December 31,
	2015	2016
Amounts due to related parties
Daqo Group	$33,758	$15,076,133
Daqo New Material	5,563,165	8,323,271
Xinjiang Daqo investment	3,146,054	79,197
Daqo Solar	37,390,575	—
Chongqing Daqo Tailai	144,102	2,107,488
Nanjing Daqo Transformer	—	1,022,075
Others*	118,873	221,441

Total	$46,396,527	$26,829,605

* The remaining balance of amounts due to related parties of $221,441 as of December 31, 2016 was comprised of amounts due to Jiangsu Daqo, Zhenjiang Electric, Daqo Sailfar and Intelligent Software in the amount of $37,679, $85,332, $9,804 and $88,626, respectively.

Schedule of Related Party Transactions

	Transaction	Year Ended December 31,
Name of Related parties	Nature	2014	2015	2016
Daqo Group	Purchase-Fixed asset	486,948	—	—
	Proceeds from interest free loans	10,821,462	15,043,550	—
	Repayment of interest free loans	8,115,813	20,217,257	10,974,807
	Repayment of interest bearing loan	—	—	15,059,000
	Interest charged	—	—	850,380
	Rental expense	—	—	27,997
Zhenjiang Daqo	Sales	9,554,320	11,111,239	11,194,197
Daqo Solar	Sales	9,595,680	783,705	—
	Proceeds from interest free loans	157,241,390	127,060,826	60,300,896
	Repayment of interest free loans	166,231,092	151,990,672	68,766,506
Nanjing Daqo	Proceeds from interest free loans	973,898	13,456,861	—
	Repayment of interest free loans	2,921,693	13,456,861	—
Xinjiang Daqo Investment	Proceeds from interest free loans	98,367,234	72,946,700	56,270,085
	Repayment of interest free loans	93,219,846	73,252,506	38,715,449
Daqo New Material	Proceeds from interest free loans	7,729,501	11,082,241	9,607,344
	Repayment of interest free loans	4,600,117	11,285,114	12,262,592
	Rental expense	1,071,287	1,050,661	993,894
Chongqing Daqo Tailai	Purchase-Fixed asset	2,724,790	375,528	3,534,248
	Purchase-Raw material	—	9,938	—
	Income from disposal of fixed assets	—	6,458	—
	Proceeds from interest free loans	—	6,367,640	222,517
	Repayment of interest free loans	—	6,367,640	2,684,783
Others subsidiaries under Daqo Group	Proceeds from interest free loans	636	—	—
	Repayment of interest free loans	—	5,296	—
	Purchase-Fixed asset*	3,989,686	3,488,330	2,120,768
	Purchase-Raw material	—	22,817	129,219
Total	Sales	$19,150,000	$11,894,944	$11,194,197
	Income from disposal of fixed assets	$—	$6,458	$—
	Purchase-Fixed asset	$7,201,424	$3,863,858	$5,655,016
	Purchase-Raw material	$—	$32,755	$129,219
	Rental expense	$1,071,287	$1,050,661	$1,021,891
	Interest expense	$—	$—	850,380
	Proceeds from related parties loans	$275,134,122	$245,957,818	$126,400,842
	Repayment of related parties loans	$275,088,560	$276,575,346	$148,463,137

*The purchases of fixed assets of $2,120,768 were comprised of purchases from Nanjing Daqo Transformer, Zhenjiang Moeller, Jiangsu Daqo, Intelligent Apparatus and Jiangsu Daqo ETE Electronic in the amount of $1,410,655, $236,415, $336,791, $93,841 and $ 43,066, respectively.